Conventional Natural Gas Producing Activities (Unaudited) (Details) l in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) m³ ft³ l	Dec. 31, 2023 USD ($) m³ ft³
Conventional Natural Gas Producing Activities (Unaudited) [Line Items]
Acquisition of properties (in Dollars) | $	$ 5,207,800
Reserve added longanesi development well. (in Cubic Meters) | m³		3,911
Estimated proved reserves	11,730	14,130
Future changes in estimated reserves discount rate	10.00%
Percentage of working interest reduced	33.50%	33.50%
Percentage of reserve quantities	20.00%
Reserve quantities | m³	350,000,000
Blugas ORRI [Member]
Conventional Natural Gas Producing Activities (Unaudited) [Line Items]
Percentage of working interest reduced	33.50%
Percentage of reserve quantities	20.00%
Reserve quantities | l	350
AleAnna's [Member]
Conventional Natural Gas Producing Activities (Unaudited) [Line Items]
Estimated proved reserves	11,730	14,130
Related Party [Member]
Conventional Natural Gas Producing Activities (Unaudited) [Line Items]
Estimated proved reserves	11,730	14,130
Natural Gas and Natural Gas Liquids (NGL) [Member]
Conventional Natural Gas Producing Activities (Unaudited) [Line Items]
Estimated proved reserves	11,730	14,130
Reserve quantities | m³	2,472